Acquisition of Businesses and Asset Acquisitions (Details) - Ambulnz, Inc. [Member] - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 13, 2019	Jul. 01, 2019	Nov. 20, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LJH Ambulance Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash consideration			$ 465,000
Percantage pay to seller			50.00%
Transaction costs				$ 55,800	$ 55,800
Due to seller				$ 837,168	837,168
EMS Direct LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Due to seller						$ 10,173
Outstanding Shares Percentage		100.00%
Payable price					315,000
EMS Direct LLC Acquisition [Member] | EMS Licenses [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price					18,900
Reserved pending offset against liabilities					285,000
Century Ambulance Service, Inc. Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Due to seller					200,000
Outstanding Shares Percentage	100.00%
Payable price					400,000
Reserved pending offset against liabilities					200,000
Paid upon entering into agreement					200,000
SSG UK Specialist Ambulance Service Limited Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price					51,503
Clarion Medical, LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price					300,000
Security deposit					11,920
Equity Purchase Agreement [Member] | EMS Direct LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
subject to earn-out conditions		$ 11,100
Fleet of Vehicles [Member] | Clarion Medical, LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price					$ 283,325